INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2019
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets

	As of
US$ MILLIONS	June 30, 2019	December 31, 2018
Cost	$13,283	$12,515
Accumulated amortization	(1,128)	(880)
Total	$12,155	$11,635
Intangible assets are allocated to the following cash generating units:

	As of
US$ MILLIONS	June 30, 2019	December 31, 2018
Brazilian regulated gas transmission operation	$4,166	$4,211
North American residential energy infrastructure operation	1,806	1,763
Australian regulated terminal	1,757	1,766
Peruvian toll roads	1,157	1,118
Chilean toll roads	926	928
Indian toll roads(1)	838	843
U.K. port operation	271	273
Other(2)	1,234	733
Total	$12,155	$11,635

1.	Indian toll roads include $739 million of intangible assets at our investment in Simhapuri Expressway Ltd and Rayalseema Expressway Private Limited and $99 million at BIF India Holdings Pte Ltd.

2.
Other intangibles are comprised of customer contracts at our Australian port operation, contracted order book at our U.K. regulated distribution operation, and concession rights to our Brazilian electricity transmission operation as well as our cross country gas pipeline business in India.

Disclosure of reconciliation of changes in intangible assets and goodwill
The following table presents the accumulated amortization for Brookfield Infrastructure’s intangible assets:

	For the six-month period ended June 30
US$ MILLIONS	2019	2018
Accumulated amortization at beginning of the period	$(880)	$(576)
Amortization	(228)	(173)
Foreign currency translation	(20)	62
Ending Balance	$(1,128)	$(687)
The following table presents the change in the cost balance of intangible assets:

	For the six-month period ended June 30
US$ MILLIONS	2019	2018
Cost at beginning of the period	$12,515	$10,470
Additions through business combinations	520	17
Additions, net of disposals	57	32
Foreign currency translation	191	(964)
Ending Balance	$13,283	$9,555